INCOME TAXES (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Expense Benefit Abstract
Current (expense) benefit	$ (90)	$ (4)	$ 39
Deferred (expense) benefit	74	(2)	(38)
Income Tax (Expense) Benefit	(16)	(6)	1
Effective Income Tax Rate Reconciliation At Federal Statutory Income Tax Rate	35.00%
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Abstract]
Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate	(15)	(15)	(26)
Dividends received deduction	1	2	2
Tax settlements	0	(9)	(7)
Valuation allowance	0	0	(19)
Prior year adjustment	(2)
Other adjustments	0	2	1
Income Tax (Expense) Benefit	$ (16)	$ (6)	$ 1